Taxes On Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Corporate tax rate	23.00%	24.00%	25.00%
Corporate tax rate	23.00%	24.00%	25.00%
Tax benefit related to re-measurement of deferred tax balance		$ 41,084,000
Undistributed earnings of foreign subsidiaries	$ 357,298,000
Unrecognized deferred tax liability on undistributed earnings of foreign subsidiaries	60,811,000
Unrecognized tax benefit liability adjusted within 12 months	56,702,000
Uncertain tax positions interest expense	5,547,000	4,168,000	$ 6,025,000
Uncertain tax positions accrued interest	30,766,000	25,219,000
Penalties accrued	$ 0	$ 0
Maximum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate				20.00%
Minimum
Operating Loss Carryforwards [Line Items]
Dividend income tax rate				15.00%
U.S.
Operating Loss Carryforwards [Line Items]
Corporate tax rate		35.00%
U.S. | Scenario, Plan
Operating Loss Carryforwards [Line Items]
Corporate tax rate	21.00%
U S Federal
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 395,236,000
Operating loss carry forward expiration years	2020
U S State
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 96,380,000
U S State | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2034
U S State | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2020
Research And Development Tax Credit
Operating Loss Carryforwards [Line Items]
U.S. loss carry forward	$ 20,270,000
Research And Development Tax Credit | Maximum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2038
Research And Development Tax Credit | Minimum
Operating Loss Carryforwards [Line Items]
Operating loss carry forward expiration years	2019
Tax Year 2012
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate					16.00%
Technological Preferred Enterprise
Operating Loss Carryforwards [Line Items]
Enacted effective income tax rate		12.00%